Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PFS FUNDS
Entity Central Index Key	0001103243
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Potomac Defensive Bull Fund
Shareholder Report [Line Items]
Fund Name	Potomac Defensive Bull Fund
Class Name	Potomac Defensive Bull Fund
Trading Symbol	CRDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Defensive Bull Fund ("Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crdbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crdbx/
Expenses [Text Block]
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Defensive Bull Fund	$58	1.14%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%
Material Change Date	Nov. 01, 2024
Net Assets	$ 1,304,052,298
Holdings Count | shares	3
Investment Company, Portfolio Turnover	544.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$1,304,052,298
Number of Portfolio Holdings	3
Portfolio Turnover Rate (%)	544%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Defensive Bull Fund was named Conquer Risk Defensive Bull Fund.
Material Fund Change Risks Change [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Managed Volatility Fund
Shareholder Report [Line Items]
Fund Name	Potomac Managed Volatility Fund
Class Name	Potomac Managed Volatility Fund
Trading Symbol	CRMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Managed Volatility Fund ("Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crmvx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crmvx/
Expenses [Text Block]
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Managed Volatility Fund	$74	1.46%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%
Material Change Date	Nov. 01, 2024
Net Assets	$ 128,719,374
Holdings Count | shares	5
Investment Company, Portfolio Turnover	343.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$128,719,374
Number of Portfolio Holdings	5
Portfolio Turnover Rate (%)	343%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Managed Volatility Fund was named Conquer Risk Managed Volatility Fund.
Material Fund Change Risks Change [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Tactical Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Opportunities Fund
Class Name	Potomac Tactical Opportunities Fund
Trading Symbol	CRTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Tactical Opportunities Fund ("Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crtox/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crtox/
Expenses [Text Block]
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Opportunities Fund	$75	1.48%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.48%
Material Change Date	Nov. 01, 2024
Net Assets	$ 123,746,226
Holdings Count | shares	10
Investment Company, Portfolio Turnover	1239.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$123,746,226
Number of Portfolio Holdings	10
Portfolio Turnover Rate (%)	1,239%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Tactical Opportunities Fund was named Conquer Risk Tactical Opportunities Fund.
Material Fund Change Risks Change [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.
Potomac Tactical Rotation Fund
Shareholder Report [Line Items]
Fund Name	Potomac Tactical Rotation Fund
Class Name	Potomac Tactical Rotation Fund
Trading Symbol	CRTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Potomac Tactical Rotation Fund ("Fund") for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://potomacfund.com/funds/crtbx/. You can also request this information by contacting us at 1-888-774-6679.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-774-6679
Additional Information Website	https://potomacfund.com/funds/crtbx/
Expenses [Text Block]
What were the Fund costs for the six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Potomac Tactical Rotation Fund	$73	1.42%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.42%
Material Change Date	Nov. 01, 2024
Net Assets	$ 150,637,618
Holdings Count | shares	7
Investment Company, Portfolio Turnover	520.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$150,637,618
Number of Portfolio Holdings	7
Portfolio Turnover Rate (%)	520%

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

*	Net Cash represents cash equivalents and liabilities in excess of other assets.

Material Fund Change [Text Block]
Material Fund Changes

Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund. Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks. For more complete information, you may review the Fund's prospectus and Statement of Additional Information.

Material Fund Change Name [Text Block]	Prior to November 1, 2024, Potomac Tactical Rotation Fund was named Conquer Risk Tactical Rotation Fund.
Material Fund Change Risks Change [Text Block]	Additionally, effective November 1, 2024, the Fund may invest in future contracts which may subject the Fund to futures contracts risks and leveraging risks.